SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accrued Expenses And Other Liabilities
Accrued payroll and welfare		¥ 62,810	¥ 42,557
Payment for purchase of property		42,127	40,183
Marketing and promotion expenses		18,461	4,187
Professional fee payables		14,670	7,547
Deposit from suppliers		11,988	11,619
Freight payable		11,364	16,879
Product warranty		31,035	40,568
Other tax payable		9,871	6,826
Installation fee payables		335
Refund liabilities		129	224
Other current liabilities		7,370	12,029
Total		210,160	182,619
Less: non-current portion		(53,117)	(14,492)
Accrued expenses and other liabilities-current portion	$ 22,457	¥ 157,043	¥ 168,127